INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Permanent differences percentage	21.00%	21.00%	21.00%
Net operating losses	$ 45,611,010	$ 40,616,589	$ 33,069,147
Net operating losses expiration		NOLs expire from 2035 to 2042
Valuation allowance	10,460,663	$ 9,347,246
Increased in valuation allowance	1,113,417
Tax Cuts Jobs Act Period One [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	35,945
Tax Cuts Jobs Act Period Two [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	836,622
Tax Cuts Jobs Act Period Three [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	1,922,017
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 42,816,426